Related party transactions - Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans	$ 5,194,908	$ 5,166,210
Deposits	13,250,084	12,441,625
Interest and fees on loans	230,656	234,032	$ 218,495
Net other gains (losses)	(552)	223	(1,304)
Non-interest expense	344,594	356,924	321,343
Directors and Executives
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	38,641	97,195
Loans issued during the year	37,073	45,602
Loan repayments and the effect of changes in the composition of related parties	(33,323)	(104,156)
Ending balance	42,391	38,641	97,195
Deposits	19,591	12,838
Interest and fees on loans	1,444	1,887	4,533
Affiliates
Loans and Leases Receivable, Related Parties [Roll Forward]
Loans	12,939	9,888
Deposits	423	342
Interest and fees on loans	654	677	635
Net other gains (losses)	742	0	0
Non-interest expense	$ 1,431	$ 1,717	$ 1,769